Share-Based Compensation Expense (Details) - Schedule of Share-Based Compensation Expenses - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Share Based Compensation Expenses [Abstract]
Restricted stock units	$ 8,463,373	$ 1,713,277
Stock options	5,193,301	220,126
Rights to contingent consideration	2,478,040
Total share-based compensation expense	$ 16,134,714	$ 1,933,403